Investment income	12 Months Ended
Dec. 31, 2021
Statement [LineItems]
Investment income
7 Investment income

	2021	2020	2019

Interest income	5,340	5,426	5,835

Dividend income	1,528	1,609	1,571

Rental income	99	114	125

Total investment income	6,967	7,149	7,531

Interest income accrued on impaired financial assets	53	70	146

Interest income on financial assets that are not carried at Fair value through profit or loss	4,533	4,688	4,943
Lease income is included within rental income. Please refer to note 45 Commitments and Contingencies for future lease payments (lease rights).

Total investment income from:	2021	2020	2019

Shares	1,528	1,609	1,571

Debt securities and money market instruments	3,548	3,663	3,959

Loans	1,649	1,710	1,779

Real estate	99	114	125

Other	142	53	97

Total	6,967	7,149	7,531

Investment income is split into:	2021	2020	2019

Investment income related to general account	4,952	5,005	5,291

Investment income for account of policyholders	2,015	2,145	2,240

Total	6,967	7,149	7,531

Investment income from financial assets held for general account:

Available-for-sale	3,009	3,075	3,267

Loans	1,649	1,710	1,779

Financial assets designated at fair value through profit or loss	247	130	125

Real estate	68	87	83

Derivatives	(6)	(7)	39

Other	(15)	9	(2)

Total	4,952	5,005	5,291

Aegon N.V [member]
Statement [LineItems]
Investment income	3 Investment income

	2021	2020

Interest income from intercompany loans	12	16

Interest income from derivatives	1	(6)

Total	13	10